Business Combinations	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
The Company acquired the following distributors and fluid power businesses to complement and extend its business over a broader geographic area. The results of operations for these acquisitions are not material for any year presented. Results of operations of acquired businesses are included in the accompanying consolidated financial statements from their respective acquisition dates.
Fiscal 2013 Acquisitions
In December 2012, the Company acquired substantially all of the net assets of Norma Bearings, Inc., a distributor of bearings and power transmission products, located in Laval, Quebec. The acquired business is included in the Service Center Based Distribution segment. In December 2012, the Company acquired substantially all of the net assets of Parts Associates, Inc., a distributor of maintenance supplies and solutions, headquartered in Cleveland, Ohio. The acquired business is included in the Service Center Based Distribution segment. In November 2012, the Company acquired substantially all of the net assets of Hyquip, Inc., a Wisconsin distributor of a broad line of hydraulic, rubber and plastic industrial hose and tubing, plus related accessories. The acquired business is included in the Fluid Power Businesses segment. In September 2012, the Company acquired 100% of the outstanding stock of Bearings & Oil Seals Specialists Inc., a distributor of gaskets, seals, bearing and power transmission products, located in Hamilton, Ontario. The acquired business is included in the Service Center Based Distribution segment. In August 2012, the Company acquired 100% of the outstanding stock of SKF Group's company-owned distribution business in Australia and New Zealand ("Applied Australia"). As one of the largest bearing suppliers in these markets, Applied Australia also distributes seals, lubrication products, and power transmission products. The acquired business is included in the Service Center Based Distribution segment.
The following table summarizes the fair values of assets acquired and liabilities assumed for fiscal 2013:

2013
Accounts receivable	$7,514
Inventories	23,723
Other current assets	217
Property	1,090
Intangibles	19,814
Goodwill	24,324
Total assets acquired	76,682
Accounts payable	1,867
Other current liabilities	6,192
Net assets acquired	68,623

Purchase price	$68,623
The purchase price includes $1,015 which has been deferred, and will be paid as acquisition holdback payments in future periods. Additional 2013 pro-forma information has not been included since it is not material.
Fiscal 2012 Acquisitions
In February 2012, the Company acquired Solutions Industrielles Chicoutimi, which provides bearings, power transmission products and repair services, and Spécialités Industrielles Harvey, which distributes bearings and power transmission products, plus hydraulic, pneumatic and electrical components.
In August 2011, the Company acquired Chaines-Plus, a distributor of bearings, power transmission and related products. These distributors are all located in Quebec, Canada. The acquired businesses are included in the Service Center Based Distribution segment. The overall purchase price for these acquisitions was $18,493, tangible assets acquired was $1,549 and intangibles, including goodwill was $16,944. The purchase price includes $3,738 which was deferred, and will be paid as acquisition holdback payments in subsequent periods.
Fiscal 2011 Acquisitions
In May 2011, the Company acquired Gulf Coast Bearing & Supply Co., a full line bearing and power transmission distributor, located in the U.S. In July 2010, the Company acquired UZ Engineered Products, a distributor of industrial supply products for maintenance, repair and operational needs, in government and commercial sectors, throughout the U.S. and Canada. In August 2010, the Company acquired SCS Supply Group, a distributor of bearings, power transmission components, electrical components, fluid power products and industrial supplies located in Ontario, Canada. The acquired businesses are included in the Service Center Based Distribution segment. The overall purchase price for these acquisitions was $35,072, tangible assets acquired was $8,417 and intangibles, including goodwill was $26,655. The purchase price includes $2,792 which was deferred, and will be paid as acquisition holdback payments in subsequent periods.